VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—84.1%
Aerospace & Defense—0.5%
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)(2)	$ 480	$ 469
Spirit AeroSystems, Inc. 144A 3.250%, 11/1/28(1)	755	973
		1,442

Auto Manufacturers—0.9%
Ford Motor Co. 0.000%, 3/15/26(3)	1,565	1,558
Rivian Automotive, Inc.
4.625%, 3/15/29	695	472
144A 3.625%, 10/15/30(1)	1,720	1,001
		3,031

Banks—3.5%
Barclays Bank plc
0.000%, 2/18/25	1,425	1,575
1.000%, 2/16/29(4)	3,595	3,577
BofA Finance LLC 0.600%, 5/25/27	2,455	3,087
Morgan Stanley Finance LLC 1.500%, 1/28/27(4)	2,975	3,234
		11,473

Biotechnology—2.7%
Bridgebio Pharma, Inc. 2.500%, 3/15/27	1,670	1,653
Cytokinetics, Inc. 3.500%, 7/1/27	680	971
Immunocore Holdings plc 144A 2.500%, 2/1/30(1)(2)	805	794
Insmed, Inc.
1.750%, 1/15/25	1,895	2,083
0.750%, 6/1/28	735	749
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	2,240	2,562
		8,812

Commercial Services—8.0%
Affirm Holdings, Inc. 0.000%, 11/15/26(3)	7,395	6,122
Block, Inc. 0.125%, 3/1/25(2)	6,205	6,138
Global Payments, Inc. 144A 1.500%, 3/1/31(1)	5,355	5,323
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)(3)	3,910	3,538
Shift4 Payments, Inc. 0.500%, 8/1/27	3,485	3,091
Stride, Inc. 1.125%, 9/1/27	1,335	1,834
		26,046

Computers—5.1%
CyberArk Software Ltd. 0.000%, 11/15/24	1,355	2,077
	Par Value	Value

Computers—continued
Parsons Corp. 144A 2.625%, 3/1/29(1)	$ 3,585	$ 3,745
Seagate HDD Cayman 144A 3.500%, 6/1/28(1)(2)	1,755	2,099
Super Micro Computer, Inc. 144A 0.000%, 3/1/29(1)	1,185	1,209
Varonis Systems, Inc. 1.250%, 8/15/25	845	1,257
Western Digital Corp. 144A 3.000%, 11/15/28(1)	3,630	5,483
Zscaler, Inc. 0.125%, 7/1/25	590	747
		16,617

Electric Utilities—5.3%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)	3,860	4,207
NRG Energy, Inc. 2.750%, 6/1/48	845	1,513
PG&E Corp. 144A 4.250%, 12/1/27(1)	5,980	5,989
Southern Co. (The) 3.875%, 12/15/25(2)	5,495	5,489
		17,198

Electronics—0.5%
Itron, Inc. 0.000%, 3/15/26(3)	1,650	1,658
Energy-Alternate Sources—0.6%
Plug Power, Inc. 3.750%, 6/1/25	710	624
Sunnova Energy International, Inc. 2.625%, 2/15/28	3,965	1,279
		1,903

Engineering & Construction—2.2%
Fluor Corp. 144A 1.125%, 8/15/29(1)	3,800	4,132
Granite Construction, Inc. 144A 3.750%, 5/15/28(1)	2,115	2,825
		6,957

Entertainment—4.2%
Cinemark Holdings, Inc. 4.500%, 8/15/25	480	644
DraftKings Holdings, Inc. 0.000%, 3/15/28(3)	5,610	4,642
IMAX Corp. 0.500%, 4/1/26	1,355	1,258
Live Nation Entertainment, Inc.
2.000%, 2/15/25	4,795	4,906
3.125%, 1/15/29(2)	1,920	2,080
		13,530

Environmental Services—1.2%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(1)	3,455	3,905
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Par Value	Value

Financial Services—4.8%
Bread Financial Holdings, Inc. 144A 4.250%, 6/15/28(1)	$ 2,205	$ 2,514
Citigroup Global Markets Holdings, Inc. 1.000%, 3/15/27(4)	2,930	3,109
Coinbase Global, Inc. 0.500%, 6/1/26(2)	5,140	5,156
Encore Capital Group, Inc. 4.000%, 3/15/29	2,045	1,797
JPMorgan Chase Financial Co. LLC 1.000%, 3/15/27(4)	2,860	2,989
		15,565

Health Care REITs—2.2%
Welltower OP LLC 144A 2.750%, 5/15/28(1)(2)	6,225	6,979
Healthcare-Products—4.3%
Glaukos Corp. 2.750%, 6/15/27	1,240	2,254
Integer Holdings Corp. 2.125%, 2/15/28	1,345	1,870
iRhythm Technologies, Inc. 144A 1.500%, 9/1/29(1)	1,960	1,983
Natera, Inc. 2.250%, 5/1/27	1,470	3,624
Repligen Corp. 144A 1.000%, 12/15/28(1)	1,255	1,313
Shockwave Medical, Inc. 144A 1.000%, 8/15/28(1)	855	1,084
TransMedics Group, Inc. 144A 1.500%, 6/1/28(1)(2)	1,560	1,946
		14,074

Insurance—0.8%
HCI Group, Inc. 4.750%, 6/1/42	1,650	2,533
Internet—11.6%
Booking Holdings, Inc. 0.750%, 5/1/25	1,235	2,265
Cardlytics, Inc. 144A 4.250%, 4/1/29(1)	1,645	1,627
Lyft, Inc. 144A 0.625%, 3/1/29(1)(2)	2,935	3,016
Palo Alto Networks, Inc. 0.375%, 6/1/25	1,435	4,194
PDD Holdings, Inc. 0.000%, 12/1/25	3,145	3,074
Sea Ltd. 2.375%, 12/1/25	2,415	2,532
Snap, Inc. 0.750%, 8/1/26	3,455	3,585
Uber Technologies, Inc. 0.000%, 12/15/25(2)(3)	5,070	5,260
Wayfair, Inc.
1.125%, 11/1/24	2,345	2,257
1.000%, 8/15/26(2)	3,345	2,971
3.250%, 9/15/27	3,065	3,377
Zillow Group, Inc.
2.750%, 5/15/25(2)	3,085	3,119
	Par Value	Value

Internet—continued
1.375%, 9/1/26(2)	$ 330	$ 379
		37,656

Iron & Steel—0.9%
ATI, Inc. 3.500%, 6/15/25	770	2,971
Leisure Time—3.4%
Carnival Corp. 5.750%, 12/1/27	1,460	2,051
NCL Corp., Ltd. 1.125%, 2/15/27	3,990	3,650
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	1,825	5,201
		10,902

Media—0.4%
DISH Network Corp. 0.000%, 12/15/25(3)	1,620	1,179
Miscellaneous Manufacturing—0.9%
Axon Enterprise, Inc. 0.500%, 12/15/27	1,960	2,853
Oil, Gas & Consumable Fuels—1.5%
CNX Resources Corp. 2.250%, 5/1/26	1,550	2,907
Pioneer Natural Resources Co. 0.250%, 5/15/25	670	1,964
		4,871

Passenger Airlines—1.1%
American Airlines Group, Inc. 6.500%, 7/1/25(2)	3,355	3,660
Pharmaceuticals—1.8%
Dexcom, Inc. 144A 0.375%, 5/15/28(1)	5,195	5,268
Neurocrine Biosciences, Inc. 2.250%, 5/15/24	275	494
		5,762

Retail—1.4%
Burlington Stores, Inc. 144A 1.250%, 12/15/27(1)	2,170	2,358
Freshpet, Inc. 3.000%, 4/1/28	1,385	2,315
		4,673

Semiconductors—4.3%
Impinj, Inc. 1.125%, 5/15/27	1,420	2,229
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,900	2,508
ON Semiconductor Corp. 0.500%, 3/1/29	3,105	2,996

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
Semtech Corp. 1.625%, 11/1/27	$ 2,595	$ 3,118
SMART Global Holdings, Inc. 2.000%, 2/1/29	335	354
Veeco Instruments, Inc. 144A 2.875%, 6/1/29(1)	1,205	1,681
Wolfspeed, Inc. 0.250%, 2/15/28	1,890	1,115
		14,001

Software—9.8%
Akamai Technologies, Inc. 0.125%, 5/1/25	2,470	2,786
BlackLine, Inc. 0.125%, 8/1/24	3,090	3,064
Confluent, Inc. 0.000%, 1/15/27(3)	2,840	2,407
Datadog, Inc. 0.125%, 6/15/25	2,425	3,457
Guidewire Software, Inc. 1.250%, 3/15/25	1,590	1,765
HubSpot, Inc. 0.375%, 6/1/25	790	1,703
MicroStrategy, Inc.
0.000%, 2/15/27	3,020	3,067
144A 0.875%, 3/15/31(1)	3,380	2,680
MongoDB, Inc. 0.250%, 1/15/26	905	1,606
Nutanix, Inc. 0.250%, 10/1/27	2,575	3,108
Tyler Technologies, Inc. 0.250%, 3/15/26	3,110	3,259
Vertex, Inc. 144A 0.750%, 5/1/29(1)(2)	2,810	2,934
		31,836

Telecommunications—0.2%
Infinera Corp. 3.750%, 8/1/28	720	708
Total Convertible Bonds and Notes (Identified Cost $257,612)		272,795

Corporate Bonds and Notes—65.7%
Aerospace & Defense—3.4%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)(2)	1,735	1,744
Bombardier, Inc. 144A 7.500%, 2/1/29(1)(2)	2,865	2,931
TransDigm, Inc. 144A 7.125%, 12/1/31(1)	4,770	4,861
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	1,483	1,536
		11,072

Auto Manufacturers—0.8%
Ford Motor Co. 9.625%, 4/22/30	2,205	2,533
	Par Value	Value

Automobile Components—2.9%
Adient Global Holdings Ltd. 144A 8.250%, 4/15/31(1)(2)	$ 2,160	$ 2,243
American Axle & Manufacturing, Inc. 6.875%, 7/1/28(2)	1,155	1,146
Clarios Global LP 144A 8.500%, 5/15/27(1)	3,210	3,214
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31(2)	3,210	2,840
		9,443

Building Materials—2.3%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)(2)	2,820	2,791
Griffon Corp. 5.750%, 3/1/28(2)	2,425	2,335
Summit Materials LLC 144A 7.250%, 1/15/31(1)	2,315	2,378
		7,504

Chemicals—1.0%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)(2)	1,805	1,658
Tronox, Inc. 144A 4.625%, 3/15/29(1)(2)	1,900	1,695
		3,353

Commercial Services—1.8%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)(2)	2,875	2,753
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)(2)	1,315	1,277
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	2,000	1,861
		5,891

Computers—2.6%
McAfee Corp. 144A 7.375%, 2/15/30(1)	2,530	2,343
NCR Voyix Corp. 144A 5.125%, 4/15/29(1)	2,515	2,311
Seagate HDD Cayman 144A 8.500%, 7/15/31(1)(2)	3,495	3,732
		8,386

Containers & Packaging—1.2%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)(2)	1,810	1,844
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)(2)	1,030	1,031
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	1,165	1,154
		4,029

Diversified REITS—1.7%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	2,840	2,856

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Par Value	Value

Diversified REITS—continued
144A 5.250%, 7/15/30(1)(2)	$ 2,820	$ 2,618
		5,474

Electric Utilities—0.5%
PG&E Corp. 5.250%, 7/1/30	1,815	1,699
Electronic Equipment, Instruments & Components—0.9%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(2)	2,785	2,829
Electronics—1.1%
Coherent Corp. 144A 5.000%, 12/15/29(1)	1,980	1,826
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)	1,705	1,735
		3,561

Entertainment—4.7%
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)	4,165	4,221
144A 7.000%, 2/15/30(1)	1,215	1,223
Churchill Downs, Inc.
144A 5.750%, 4/1/30(1)	600	571
144A 6.750%, 5/1/31(1)	625	620
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)(2)	2,800	2,810
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)(2)	2,720	2,073
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)(2)	1,915	1,919
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)(2)	2,105	1,941
		15,378

Environmental Services—0.9%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	2,930	2,954
Financial Services—4.5%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	1,400	1,317
144A 7.125%, 2/1/32(1)(2)	2,920	2,878
Navient Corp.
6.750%, 6/15/26(2)	2,340	2,332
9.375%, 7/25/30	1,175	1,209
OneMain Finance Corp. 9.000%, 1/15/29(2)	3,190	3,344
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)	2,330	2,378
PRA Group, Inc. 144A 8.375%, 2/1/28(1)(2)	1,205	1,176
		14,634

Food & Beverage—1.2%
Performance Food Group, Inc. 144A 5.500%, 10/15/27(1)	1,460	1,413
	Par Value	Value

Food & Beverage—continued
Post Holdings, Inc. 144A 5.500%, 12/15/29(1)(2)	$ 2,625	$ 2,490
		3,903

Healthcare-Products—0.9%
Medline Borrower LP 144A 5.250%, 10/1/29(1)(2)	3,285	3,058
Healthcare-Services—1.5%
Tenet Healthcare Corp. 6.125%, 10/1/28(2)	4,830	4,769
Hotel & Resort REITs—1.7%
Park Intermediate Holdings LLC 144A 5.875%, 10/1/28(1)(2)	2,825	2,734
Service Properties Trust 7.500%, 9/15/25(2)	2,825	2,846
		5,580

Housewares—0.5%
Newell Brands, Inc. 6.625%, 9/15/29(2)	1,750	1,690
Insurance—0.9%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	2,930	2,945
Internet—1.4%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)	2,905	2,935
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)	1,650	1,680
		4,615

Investment Companies—0.9%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	3,085	2,884
Leisure Time—3.1%
Amer Sports Co. 144A 6.750%, 2/16/31(1)(2)	2,835	2,780
Carnival Corp. 144A 10.500%, 6/1/30(1)(2)	2,180	2,368
NCL Corp., Ltd. 144A 8.375%, 2/1/28(1)	1,920	2,002
Royal Caribbean Cruises Ltd. 144A 6.250%, 3/15/32(1)	2,895	2,854
		10,004

Lodging—0.8%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(2)	1,250	1,137
Station Casinos LLC 144A 6.625%, 3/15/32(1)	1,655	1,622
		2,759

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Par Value	Value

Machinery-Construction & Mining—0.4%
Terex Corp. 144A 5.000%, 5/15/29(1)	$ 1,280	$ 1,198
Machinery-Diversified—0.8%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	2,385	2,439
Media—5.4%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)(2)	1,200	1,100
144A 7.375%, 3/1/31(1)(2)	3,045	2,889
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	2,420	2,256
Gray Television, Inc. 144A 7.000%, 5/15/27(1)(2)	3,100	2,821
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	2,120	1,994
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)(2)	2,595	2,313
TEGNA, Inc. 5.000%, 9/15/29	1,415	1,247
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)(2)	3,075	2,795
		17,415

Mining—1.1%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	1,155	1,202
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	2,470	2,418
		3,620

Oil, Gas & Consumable Fuels—5.8%
Antero Resources Corp. 144A 7.625%, 2/1/29(1)	1,126	1,153
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	1,715	1,775
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	2,825	2,996
CNX Resources Corp. 144A 7.375%, 1/15/31(1)(2)	2,335	2,364
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)(2)	1,650	1,736
SM Energy Co. 6.500%, 7/15/28(2)	2,360	2,341
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	1,655	1,699
USA Compression Partners LP 6.875%, 9/1/27(2)	2,285	2,281
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)(2)	2,440	2,534
		18,879

Paper & Forest Products—0.4%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	1,470	1,284
	Par Value	Value

Personal Care Product—0.2%
Coty, Inc. 144A 6.500%, 4/15/26(1)	$ 738	$ 739
Pharmaceuticals—0.4%
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	1,250	1,137
Pipelines—1.0%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	1,405	1,337
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)	1,745	1,773
		3,110

Retail—1.7%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(2)	1,175	1,174
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	2,350	2,346
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	2,265	1,953
		5,473

Semiconductors—1.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	1,170	1,168
Entegris, Inc. 144A 5.950%, 6/15/30(1)(2)	2,375	2,313
		3,481

Software—1.1%
Central Parent LLC 144A 8.000%, 6/15/29(1)	1,690	1,739
UKG, Inc. 144A 6.875%, 2/1/31(1)	1,710	1,713
		3,452

Telecommunications—0.9%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)(2)	2,845	2,897
Transportation—2.2%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	1,500	1,549
144A 7.875%, 12/1/30(1)	2,265	2,353
XPO, Inc. 144A 7.125%, 6/1/31(1)	3,150	3,166
		7,068

Total Corporate Bonds and Notes (Identified Cost $214,700)		213,139

Shares
Convertible Preferred Stocks—6.2%
Banks—3.0%
Wells Fargo & Co. Series L, 7.500%	8,380	9,599

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Shares	Value
Chemicals—0.7%
Albemarle Corp., 7.250%	40,605	$ 2,228
Electric Utilities—0.8%
NextEra Energy, Inc., 6.926%(2)	58,660	2,390
Financial Services—1.2%
Apollo Global Management, Inc., 6.750%	64,985	3,963
Machinery—0.5%
Chart Industries, Inc. Series B, 6.750%	29,815	1,713
Total Convertible Preferred Stocks (Identified Cost $14,710)		19,893

Preferred Stock—0.1%
Entertainment—0.1%
LiveStyle, Inc. Series B (4)(5)(6)	4,196	419
Total Preferred Stock (Identified Cost $411)		419

Common Stocks—0.3%
Banks—0.2%
CCF Holdings LLC(4)(5)	7,808,320	729
CCF Holdings LLC Class M(4)(5)	879,959	82
		811

Consumer Finance—0.1%
Erickson, Inc.(4)(5)	8,295	237
Entertainment—0.0%
LiveStyle, Inc. (4)(5)(6)	90,407	—
Total Common Stocks (Identified Cost $30,173)		1,048

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/26(4)(5)	1,455,681	—
Media—0.0%
Tenerity, Inc., 5/31/24(4)(5)(6)	15,602	—
Total Warrants (Identified Cost $3,080)		—

Total Long-Term Investments—156.4% (Identified Cost $520,686)		507,294

	Shares	Value

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.184%)(7)	2,743,948	$ 2,744
Total Short-Term Investment (Identified Cost $2,744)		2,744

Securities Lending Collateral—2.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.188%)(7)(8)	8,930,820	8,931
Total Securities Lending Collateral (Identified Cost $8,931)		8,931

TOTAL INVESTMENTS—160.0% (Identified Cost $532,361)		$518,969
Other assets and liabilities, net—(29.1)%		(94,552)
Cumulative Preferred Shares—(30.8)%		(100,000)
NET ASSETS—100.0%		$324,417

Abbreviations:
DAC	Designated Activity Company
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, these securities amounted to a value of $261,602 or 80.6% of net assets.
(2)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Security is restricted from resale.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	88%
Cayman Islands	3
Canada	2
United Kingdom	2
Bermuda	2
Liberia	2
Panama	1
Total	100%
† % of total investments as of April 30, 2024.

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of April 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$272,795	$—	$259,886	$12,909
Corporate Bonds and Notes	213,139	—	213,139	—
Equity Securities:
Convertible Preferred Stocks	19,893	19,893	—	—
Preferred Stock	419	—	—	419
Common Stocks	1,048	—	—	1,048(1)
Warrants	—	—	—	—(1)
Money Market Mutual Fund	2,744	2,744	—	—
Securities Lending Collateral	8,931	8,931	—	—
Total Investments	$518,969	$31,568	$473,025	$14,376

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at April 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes	Preferred Stock	Common Stocks	Warrants
Investments in Securities
Balance as of January 31, 2024:	$ 3,570	$ 3,024	$ 419	$ 127(a)	$ —(a)
Net change in unrealized appreciation (depreciation)(b)	600	(321)	—	921	—
Purchases	10,206	10,206	—	—	—
Balance as of April 30, 2024	$ 14,376	$ 12,909	$ 419	$ 1,048(a)	$ —(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at April 30, 2024, was $600.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2024:
Investments in Securities – Assets	Ending Balance at April 30, 2024	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle, Inc. Series B	$419	Discounted cash flows liquidation approach	Discount rate	25.79% (25.54% - 26.19%)

Common Stocks:

CCF Holdings LLC	$729	Market and Company Comparables	EV Multiples	1.11x (0.56x - 2.08x)
				5.90x (3.10x - 9.22x)
				0.67x (0.11x - 0.92x)
			Illiquidity Discount	0%

CCF Holdings LLC Class M	$82	Market and Company Comparables	EV Multiples	1.11x (0.56x - 2.08x)
				5.90x (3.10x - 9.22x)
				0.67x (0.11x - 0.92x)
			Illiquidity Discount	0%

Erickson, Inc.	$237	Market and Company Comparables	EV Multiples	1.34x (0.60x - 3.64x)
				13.53x (7.23x - 16.44x)
				1.12x (0.52x - 2.24x)
			M&A Transaction Multiples	1.18x (0.67x - 1.65x)
			Illiquidity Discount	20%

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.